Finance income and costs	12 Months Ended
Dec. 31, 2020
Finance income and costs
Finance income and costs

7.    Finance income and costs

An analysis of finance income and costs is as follows:

	Year ended 31	Period from 19	Period from 1	Year ended 31
	December	December to 31	January to 18	December
	2020	December 2019	December 2019	2018
	Successor (NFH)		Predecessor (HHH)
Finance costs:
Interest on bank borrowings	162,702	25,787	30,207	27,928
Interest on lease liabilities (Note 12)	102,382	3,716	102,523	—
	265,084	29,503	132,730	27,928
Less: interest capitalized	(1,274)	—	—	(8,508)
	263,810	29,503	132,730	19,420
Finance income:
Interest income	2,727	779	2,127	2,543

Finance costs, net	261,083	28,724	130,603	16,877